Parnassus International Equity Fund

Portfolio of Investments as of September 30, 2025 (unaudited)

Equities	Shares	Market Value ($)

Belgium (2.5%)

UCB SA	1,179	329,100

Canada (5.3%)

Brookfield Corp.	3,823	262,311

Constellation Software Inc.	67	181,882

Waste Connections Inc.	1,494	262,645

		706,838

China (3.6%)

BYD Co. Ltd., Class H	14,155	200,076

Full Truck Alliance Co. Ltd., ADR	21,547	279,465

		479,541

Denmark (3.5%)

DSV A/S	1,066	212,956

Novo Nordisk, ADR	4,564	253,256

		466,212

France (3.0%)

Danone SA	4,591	400,029

Germany (17.6%)

Deutsche Boerse AG	775	207,538

Deutsche Telekom AG	7,256	247,208

Fresenius Medical Care AG	3,566	188,419

Fresenius SE & Co. KGaA	5,284	295,299

Infineon Technologies AG	3,642	142,876

Muenchener Rueckversicherungs-Gesellschaft AG	533	340,307

SAP SE, ADR	1,222	326,531

Siemens AG	1,050	283,477

Siemens Energy AGq	2,660	312,760

		2,344,415

Ireland (2.3%)

CRH plc	2,592	310,781

Italy (2.3%)

UniCredit SpA	4,029	306,587

Japan (9.4%)

Komatsu Ltd.	8,372	291,657

NEC Corp.	14,151	452,961

Nintendo Co. Ltd.	2,812	243,292

Sony Financial Group Inc.[q]	9,140	10,136

Sony Group Corp.	9,140	262,745

		1,260,791

Netherlands (2.4%)

AerCap Holdings NV	1,124	136,004

ASML Holding NV	185	180,410

		316,414

Singapore (6.1%)

DBS Group Holdings Ltd.	7,498	297,354

Sea Ltd., ADR[q]	2,910	520,104

		817,458

Spain (4.4%)

Aena SME SAl	9,441	258,110

CaixaBank SA	31,048	327,926

		586,036

Sweden (2.0%)

Spotify Technology SAq	376	262,448

Taiwan (2.3%)

Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,119	312,526

United Kingdom (23.5%)

3i Group plc	4,788	263,929

AstraZeneca plc, ADR	3,590	275,425

CNH Industrial NV	20,174	218,888

Coca-Cola Europacific Partners plc	2,884	260,742

Haleon plc	29,650	133,430

Linde plc	608	288,800

NatWest Group plc	40,801	288,192

RELX plc, ADR	8,563	408,969

Tesco plc	55,839	334,682

Unilever plc	4,372	258,423

Willis Towers Watson plc	1,188	410,395

		3,141,875

United States (4.9%)

Arch Capital Group Ltd.[q]	2,487	225,645

Booking Holdings Inc.	50	269,963

Ferguson Enterprises Inc.	693	155,634

		651,242

Uruguay (1.9%)

MercadoLibre Inc.[q]	107	250,053

Total investment in equities (97.0%)

(cost $12,051,381)		12,942,346

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)		Market Value ($)

Time Deposits (1.7%)

Brown Brothers Harriman, New York	0.12%	10/01/2025	JPY 3		0	ß

Brown Brothers Harriman, New York	0.33%	10/01/2025	SGD 0	ß	0	ß

Brown Brothers Harriman, New York	0.65%	10/01/2025	DKK 1		0	ß

Brown Brothers Harriman, New York	2.14%	10/02/2025	HKD 0	ß	0	ß

Citibank, London	0.79%	10/01/2025	EUR 9		10

Citibank, London	2.92%	10/01/2025	GBP 8		11

Royal Bank of Canada, Toronto	3.44%	10/01/2025	$ 236,504		236,504

					236,525

Total short-term securities (1.7%)

(cost $236,525)					236,525

Total securities (98.7%)

(cost $12,287,906)					13,178,871

Other assets and liabilities (1.3%)					170,070

Total net assets (100.0%)					13,348,941

q	This security is non-income producing.

l	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At September 30, 2025, the aggregate value is $258,110, which is 1.93% of net assets.
ß	Amount less than $0.5.

SA	Société Anonyme

ADR	American Depositary Receipt

AG	Aktiengesellschaft

KGaA	Kommanditgesellschaft auf Aktien

SE	Societas Europaea

plc	Public Limited Company

SpA	Società per Azioni

NV	Naamloze Vennootschap